United States Security and Exchange Commission


FORM 13F COVER PAGE

Report for the Calendar Year to Quarter Ended: June 30, 2005
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is  a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:			Spero-Smith Investment Advisers, Inc.
Address:			3601 Green Road
				Suite 102
				Cleveland, OH  44122

13F Filer Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit is, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Denise Farkas
Title: 	Senior Vice-President
Phone:	216-464-6266
Signature, Place and Date of Signing:

Denise Farkas	Cleveland, Ohio		August 3, 2005

Report Type (Check only one.):

[X]		13F HOLDINGS REPORT.

[ ]		13F NOTICE.

[ ]		13F COMBINATION REPORT.


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:	46

Form 13F Information Table Value Total:	$92,342


	Title of		Value		Invst	Other	Voting
Authority
Name of Issuer	Class	Cusip	(x$1000)	Shares	Disc	Mngrs	Sole
	Shared	None

Exxon Mobil Corporation	Com	30231G102	9,968	173450	Sole		173450
Burlington Resources, Inc.	Com	122014103	3,838	69484	Sole		69484
ConocoPhillips	Com	20825C104	3,478	60506	Sole		60506
General Elec Company	Com	369604103	3,182	91832	Sole		91832
Progressive Corporation Ohio	Com	743315103	2,990	30260	Sole		30260
RPM International Incorporated	Com	749685103	2,743	150235	Sole		150235
Bank Of America Corporation	Com	060505104	2,677	58689	Sole		58689
Sherwin Williams Company	Com	824348106	2,577	54715	Sole		54715
Novartis A G ADR (Switzerland)	Com	66987V109	2,565	54058	Sole		54058
Goldman Sachs Group, Inc.	Com	38141G104	2,538	24880	Sole		24880
Eaton Corporation	Com	278058102	2,530	42235	Sole		42235
Danaher Corporation Del	Com	235851102	2,494	47655	Sole		47655
Clorox Company Del	Com	189054109	2,460	44150	Sole		44150
Harrahs Entertainment Incorporated	Com	413619107	2,436	33800	Sole		33800
Citigroup Incorporated	Com	172967101	2,427	52506	Sole		52506
Dell Inc.	Com	24702R101	2,402	60875	Sole		60875
National City Corporation	Com	635405103	2,386	69939	Sole		69939
Lowes Companies Incorporated	Com	548661107	2,383	40924	Sole		40924
Intel Corporation	Com	458140100	2,318	89101	Sole		89101
Masco Corporation	Com	574599106	2,300	72415	Sole		72415
Amgen Incorporated	Com	031162100	2,276	37641	Sole		37641
Steris Corporation	Com	859152100	2,244	87060	Sole		87060
Allstate Corporation	Com	020002101	2,235	37405	Sole		37405
Harley Davidson Incorporated	Com	412822108	2,217	44696	Sole		44696
Sungard Data Systems Incorporated	Com	867363103	2,105	59860	Sole		59860
Microsoft Corporation	Com	594918104	2,098	84459	Sole		84459
BP PLC ADR	Com	055622104	2,048	32833	Sole		32833
Becton Dickinson & Company	Com	075887109	1,896	36140	Sole		36140
Medtronic Incorporated	Com	585055106	1,853	35776	Sole		35776
Reebok International Ltd.	Com	758110100	1,847	44165	Sole		44165
Cisco Systems Incorporated	Com	17275R102	1,731	90700	Sole		90700
E M C Corporation Mass	Com	268648102	1,565	114116	Sole		114116
Applied Matls Incorporated	Com	038222105	1,493	92270	Sole		92270
Chevrontexaco Corporation	Com	166764100	1,482	26502	Sole		26502
Alcoa Incorporated	Com	013817101	1,079	41302	Sole		41302
International Business Machines	Com	459200101	447	6023	Sole		6023
Altria Group Incorporated	Com	02209S103	396	6130	Sole		6130
Sky Finl Group Incorporated	Com	83080P103	378	13419	Sole		13419
America Movil S A De C V Spon Adr L Shs (M	Com	02364W105	358	6000	Sole		6000
Keycorp New	Com	493267108	338	10208	Sole		10208
Verizon Communications	Com	92343V104	315	9124	Sole		9124
Procter & Gamble Company	Com	742718109	302	5725	Sole		5725
MBNA Corporation	Com	55262L100	262	10031	Sole		10031
Lincoln Elec Hldgs Incorporated	Com	533900106	257	7750	Sole		7750
Pepsico Incorporated	Com	713448108	218	4039	Sole		4039
Kcs Energy Incorporated	Com	482434206	208	12000	Sole		12000